Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2022 and 2023 is presented in the following table:

	December 31, 2022	December 31, 2023
	(in thousands)
One year	$924	$1,027
Two years	1,246	1,279
Three years	1,209	1,066
Four years	1,211	1,274
Total undiscounted operating lease commitments	4,590	4,646
Less: Discount adjustment	(339)	(232)
Total operating lease liabilities	4,251	4,414
Less: current portion	(219)	(914)
Total operating lease liabilities, non-current portion	$4,032	$3,500